Direxion Daily Technology Top 5 Bear 2X ETF N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Jun. 12, 2025
Supplement to Prospectus [Text Block]	DIREXION SHARES ETF TRUST
Direxion Daily Biotech Top 5 Bull 2X ETF (TBXU)
Direxion Daily Biotech Top 5 Bear 2X ETF
Direxion Daily Communication Services Top 5 Bull 2X ETF
Direxion Daily Communication Services Top 5 Bear 2X ETF
Direxion Daily Consumer Discretionary Top 5 Bull 2X ETF
Direxion Daily Consumer Discretionary Top 5 Bear 2X ETF
Direxion Daily Consumer Staples Top 5 Bull 2X ETF
Direxion Daily Consumer Staples Top 5 Bear 2X ETF
Direxion Daily Energy Top 5 Bull 2X ETF (TEXU)
Direxion Daily Energy Top 5 Bear 2X ETF
Direxion Daily Financial Top 5 Bull 2X ETF
Direxion Daily Financial Top 5 Bear 2X ETF
Direxion Daily Healthcare Top 5 Bull 2X ETF
Direxion Daily Healthcare Top 5 Bear 2X ETF
Direxion Daily Industrials Top 5 Bull 2X ETF
Direxion Daily Industrials Top 5 Bear 2X ETF
Direxion Daily Materials Top 5 Bull 2X ETF
Direxion Daily Materials Top 5 Bear 2X ETF
Direxion Daily Real Estate Top 5 Bull 2X ETF
Direxion Daily Real Estate Top 5 Bear 2X ETF
Direxion Daily Semiconductors Top 5 Bull 2X ETF (TSXU)
Direxion Daily Semiconductors Top 5 Bear 2X ETF (TSXD)
Direxion Daily Technology Top 5 Bull 2X ETF (TTXU)
Direxion Daily Technology Top 5 Bear 2X ETF (TTXD)
Direxion Daily Utilities Top 5 Bull 2X ETF
Direxion Daily Utilities Top 5 Bear 2X ETF
(individually, a “Fund” and collectively, the “Funds”)Supplement dated January 8, 2026 to the
Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
dated June 12, 2025, as last supplementedEffective immediately, the last sentence of the first paragraph of each Fund’s “Principal Investment Strategy” is deleted and replaced with the following: The Index is rebalanced and reconstituted quarterly.